Distributions Payable	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Distributions Payable [Abstract]
Distributions Payable
Note E – Distributions Payable

Amounts allocated to withdrawing participants are reported on the Schedule H of Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date.

At December 31, 2025 and 2024, there were no assets available for plan benefits for distributions to participants who requested a distribution from the Plan prior to the end of the Plan year.